TRANSACTIONS WITH PARTIES-IN-INTEREST	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
TRANSACTIONS WITH PARTIES-IN-INTEREST	TRANSACTIONS WITH PARTIES-IN-INTEREST
Certain Plan investments are managed by Principal, and related entities and, therefore, transactions involving these investments qualify as party-in-interest transactions. Notes receivable from participants also qualify as party-in-interest transactions as defined by ERISA.
The Plan invests in Tompkins Financial Corporation common stock which represents approximately 3% and 4% of net assets available for benefits at December 31, 2025 and 2024, respectively.